Trust specific information (Tables)	12 Months Ended
Dec. 31, 2025
Trust Specific Information
The reconciliation of bullion holdings for the years ended December 31, 2025 and 2024 is presented as follows:

The reconciliation of bullion holdings for the years ended December 31, 2025 and 2024 is presented as follows:

	December 31, 2025	December 31, 2024
	$	$
Balance at beginning of year	8,602,306	6,506,367
Purchases	1,626,969	549,085
Sales	–	–
Redemptions for physical bullion	(273,470)	(211,563)
Net realized gains (losses) on sales and redemptions for physical bullion	147,583	57,138
Net change in unrealized gains (losses)	5,849,334	1,701,279
Balance at end of year	15,952,722	8,602,306